INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENTS IN AFFILIATES
Schedule of investments in affiliates

	December 31,		December 31,
	2023		2024
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
Lingang Frontier (Yangzhou) CSI New Energy Investment Fund, LP	$42,357	44.3%	$54,254	44.9%
Suzhou Financial Leasing Co., Ltd.	30,048	3.0	32,578	3.0
RE Crimson Holdings LLC	26,551	20	25,230	20
Panati Holding S.A.	28,185	30	21,199	30
Marangatu Holding S.A.	30,790	30	19,640	30
Canadian Solar Infrastructure Fund, Inc.	17,677	14.5	17,078	14.9
Lavras Solar Holding S.A.	12,881	20	12,296	20
Others	48,439	2.2-49%	50,705	1.8-49%
Total	$236,928		$232,980